Inventories (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Inventories
Crude oil	$ 4,758,029	$ 4,715,047
Materials for goods production	3,751,880	3,130,816
Fuels and petrochemicals	2,858,617	2,356,585
Inventories, net	$ 11,368,526	$ 10,202,448